Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
NOTE 16:-     SUBSEQUENT EVENTS

In February 2013, the Company acquired all of the outstanding shares of Strangeloop Networks Inc. ("Strangeloop"), a leader in the Web performance acceleration domain. The total consideration of the acquisition was $ 8,400. An additional cash consideration of $ 6,000 ("earn-out") is to be payable contingent upon meeting technological milestone and upon reaching sales performance targets.